Debt (Tables)	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Components of Debt	The components of debt were as follows $0:

June 30,	2019	2018
0.25% Convertible senior notes	$345,000	$345,000
Convertible senior notes unamortized discount attributable to cash conversion option and debt issuance costs including initial purchaser discount	(43,859)	(56,409)
Term loan, interest at LIBOR, as defined, plus 1.75%	45,000	65,000
Line of credit, interest at LIBOR, as defined, plus 1.75%	115,000	80,000
Amended credit facility unamortized debt issuance costs	(761)	(1,126)
Yen denominated line of credit, interest at LIBOR, as defined, plus 1.75%	2,783	2,714
Note payable assumed in IPI acquisition	3,834	3,834
Total debt	466,997	439,013
Current portion of long-term debt	(23,834)	(20,000)
Long-term debt, less current portion	$443,163	$419,013

Summary of Total Interest Expense Recognized
The following table sets forth total interest expense recognized related to the Notes for the fiscal year ended June 30, 2019 (representing an effective interest rate of 4.5%):

Year ended June 30,	2019	2018
0.25% contractual coupon	$874	$731
Amortization of debt discount and debt issuance costs including initial purchaser discount	12,550	10,058
Interest expense	$13,424	$10,789

Remaining Annual Principal Payments of Credit Facilities and Notes Payable
Remaining annual principal payments under the Company’s existing credit facilities and notes payable as of June 30, 2019 were as follows ($000):

Year Ended	Term Loan	Yen Line of Credit	U. S. Dollar Line of Credit	Note Payable	Convertible Notes	Total
June 30, 2020	$20,000	$—	$—	$3,834	$—	$23,834
June 30, 2021	20,000	2,783	—	—	—	$22,783
June 30, 2022	5,000	—	115,000	—	—	$120,000
June 30, 2023	—	—	—	—	345,000	$345,000
June 30, 2024	—	—	—	—	—	—
Total	$45,000	$2,783	$115,000	$3,834	$345,000	$511,617